Fair Value Measurements (Details) - Schedule of Simulation Model for the Warrant Liability - $ / shares		6 Months Ended	12 Months Ended
	Jan. 14, 2022	Jun. 30, 2023	Dec. 31, 2022
Schedule of Simulation Model for the Warrant Liability [Abstract]
Risk-free interest rate	1.65%	5.42%	4.70%
Expected term (years)	6 years 1 month 17 days	10 months 17 days	1 year 1 month 6 days
Expected volatility	10.10%	5.60%	7.30%
Exercise price		$ 11.5	$ 11.5
Fair value of common stock	$ 9.69	$ 10.47	$ 10.18